Operating Segments (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended June 30, 2026:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$240,618	$203,230	$443,848
Interest Revenue	349	3,247	3,596
Intersegment revenue (1)	5,103	122	5,225
	$246,070	$206,599	$452,669
Elimination of intersegment revenue (1)			$(5,225)
Total consolidated revenues			$447,444
Less:
Cost of services (excluding depreciation and amortization) (1)	$142,327	$66,573
Selling, general and administrative (2)	$53,106	$65,154
Segment Adjusted EBITDA	$50,637	$74,872	$125,509

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended June 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$226,666	$196,553	$423,219
Interest revenue	397	4,602	4,999
Intersegment revenue (1)	5,182	—	5,182
	$232,245	$201,155	$433,400
Elimination of intersegment revenue (1)			$(5,182)
Total consolidated revenues			$428,218
Less:
Cost of services (excluding depreciation and amortization) (1)	$136,368	$58,994
Selling, general and administrative (2)	$56,202	$59,497
Segment Adjusted EBITDA	$39,675	$82,664	$122,339

The information below summarizes revenue and Segment Adjusted EBITDA for the six months ended June 30, 2026:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$466,916	$415,939	$882,855
Interest revenue	690	6,622	7,312
Intersegment revenue (1)	9,757	122	9,879
	$477,363	$422,683	$900,046
Elimination of intersegment revenue (1)			$(9,879)
Total consolidated revenues			$890,167
Less:
Cost of services (excluding depreciation and amortization) (1)	$274,998	$131,230
Selling, general and administrative (2)	$123,619	$121,641
Segment Adjusted EBITDA	$78,746	$169,812	$248,558

The information below summarizes revenue and Segment Adjusted EBITDA for the six months ended June 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$439,640	$379,060	$818,700
Interest revenue	856	9,662	10,518
Intersegment revenue (1)	9,535	—	9,535
	$450,031	$388,722	$838,753
Elimination of intersegment revenue (1)			$(9,535)
Total consolidated revenues			$829,218
Less:
Cost of services (excluding depreciation and amortization) (1)	$261,431	$112,465
Selling, general and administrative (2)	$119,479	$111,049
Segment Adjusted EBITDA	$69,121	$165,208	$234,329

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Segments Adjusted EBITDA	$125,509	$122,339	$248,558	$234,329
Unallocated corporate costs (3)	(22,702)	(17,342)	(46,513)	(34,162)
Depreciation and amortization	(68,426)	(67,582)	(138,779)	(135,851)
Share-based compensation	(22,155)	(10,775)	(40,208)	(18,916)
Restructuring and other costs	(24,489)	(5,897)	(33,330)	(13,682)
Impairment expense on goodwill and other assets	(71)	(13)	(223)	(1,295)
Other (expense) / income, net	(3,788)	(6,714)	506	(5,891)
(Loss) / gain on disposal of subsidiaries and other assets, net	(369)	(176)	(1,127)	450
Interest expense, net	(35,566)	(34,549)	(69,412)	(68,222)
Loss before taxes	$(52,057)	$(20,709)	$(80,528)	$(43,240)

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.